UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01716

                        ALLIANCEBERNSTEIN CAP FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                    Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

COMPANY                                               SHARES       U.S. $ VALUE
-------                                            ------------   -------------
COMMON STOCKS-98.2%
CONSUMER SERVICES-27.6%
ADVERTISING-1.9%
Digitas, Inc.(a)                                        592,438   $   8,359,300
                                                                  -------------
APPAREL-1.3%
Carter's, Inc.(a)                                        84,590       5,697,982
                                                                  -------------
BROADCASTING & CABLE-1.1%
Entravision Communications Corp. Cl.A(a)                580,000       4,860,400
                                                                  -------------
ENTERTAINMENT & LEISURE-3.7%
Audible, Inc.(a)*                                       253,700       2,739,960
Life Time Fitness, Inc.(a)*                             123,900       5,674,620
Sunterra Corp.(a)*                                      319,300       4,256,269
THQ, Inc.(a)*                                           144,950       3,715,069
                                                                  -------------
                                                                     16,385,918
                                                                  -------------
PRINTING & PUBLISHING-1.5%
VistaPrint, Ltd.(a)*                                    202,300       6,469,554
                                                                  -------------
RESTAURANTS & LODGING-1.5%
Orient-Express Hotels, Ltd. Cl.A                        158,200       6,486,200
                                                                  -------------
RETAIL - GENERAL MERCHANDISE-3.3%
Coldwater Creek, Inc.(a)*                               154,350       4,315,626
MarineMax, Inc.(a)                                      146,800       4,809,168
Select Comfort Corp.(a)*                                138,500       5,534,460
                                                                  -------------
                                                                     14,659,254
                                                                  -------------
MISCELLANEOUS-13.3%
Administaff, Inc.                                       135,900       7,848,225
American Reprographics Co.(a)                           143,200       5,079,304
Bright Horizons Family Solutions, Inc.(a)*              154,020       6,117,674
Huron Consulting Group, Inc.(a)                         165,200       5,872,860
Insight Enterprises, Inc.(a)*                            70,000       1,383,900
Laureate Education, Inc.(a)*                            101,008       5,059,491
MSC Industrial Direct Co., Inc. Cl.A                    107,400       5,569,764
NuCo2, Inc.(a)*                                          70,800       2,027,712
Nutri/System, Inc.(a)*                                   94,900       6,439,914
Resources Connection, Inc.(a)*                          216,300       5,818,470
Strayer Education, Inc.*                                 65,900       6,852,941
                                                                  -------------
                                                                     58,070,255
                                                                  -------------
                                                                    120,988,863
                                                                  -------------
TECHNOLOGY-24.3%
COMMUNICATION EQUIPMENT-2.5%
Atheros Communications(a)                               124,000       3,148,360
Oplink Communications, Inc.(a)                          138,100       2,662,568


9 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND, INC.

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COMPANY                                               SHARES       U.S. $ VALUE
-------                                            ------------   -------------
Witness Systems, Inc.(a)                                225,750   $   5,271,262
                                                                  -------------
                                                                     11,082,190
                                                                  -------------
COMMUNICATION SERVICES-0.8%
NTELOS Holdings Corp.(a)*                               250,000       3,497,500
                                                                  -------------
COMPUTER HARDWARE/STORAGE-0.7%
Avocent Corp.(a)                                        113,300       3,052,302
                                                                  -------------
COMPUTER SERVICES-2.4%
Euronet Worldwide, Inc.(a)*                             230,690       8,244,861
Global Cash Access, Inc.(a)                             115,700       2,254,993
                                                                  -------------
                                                                     10,499,854
                                                                  -------------
SEMICONDUCTOR COMPONENTS-8.5%
Entegris, Inc.(a)                                       366,800       3,734,024
Integrated Device Technology, Inc.(a)                   539,000       8,203,580
Micrel, Inc.(a)                                         452,900       5,815,236
Microsemi Corp.(a)                                      160,300       4,379,396
ON Semiconductor Corp.(a)*                              742,800       5,325,876
Semtech Corp.(a)                                        245,400       4,601,250
SiRF Technology Holdings, Inc.(a)*                       98,000       3,346,700
Vimicro International Corp. (ADR)(a)*                    90,300       1,694,028
                                                                  -------------
                                                                     37,100,090
                                                                  -------------
SOFTWARE-6.7%
Dealertrack Holdings, Inc.(a)                           195,010       4,348,723
FileNET Corp.(a)                                        212,900       5,922,878
Informatica Corp.(a)*                                   453,900       6,976,443
Quest Software, Inc.(a)*                                408,800       7,035,448
VeriFone Holdings, Inc.(a)*                             167,800       5,195,088
                                                                  -------------
                                                                     29,478,580
                                                                  -------------
MISCELLANEOUS-2.7%
Electronics for Imaging, Inc.(a)*                       286,100       7,856,306
Exar Corp.(a)                                           217,500       3,151,575
MICROS Systems, Inc.(a)*                                 18,760         784,168
                                                                  -------------
                                                                     11,792,049
                                                                  -------------
                                                                    106,502,565
                                                                  -------------
HEALTH CARE-16.3%
BIOTECHNOLOGY-4.0%
BioMarin Pharmaceutical, Inc.(a)                         84,600       1,040,580
Coley Pharmaceutical Group, Inc.(a)*                     66,900       1,069,731
Cubist Pharmaceuticals, Inc.(a)*                         85,200       1,931,484
Nektar Therapeutics(a)*                                  66,400       1,428,264
Neopharm, Inc.(a)*                                      216,300       1,728,237
PDL BioPharma, Inc.(a)*                                 137,500       3,957,250
Renovis, Inc.(a)*                                        56,700       1,000,188
Senomyx, Inc.(a)*                                       219,900       3,146,769
Telik, Inc.(a)*                                          75,700       1,392,123
ZymoGenetics, Inc.(a)                                    50,000       1,023,500
                                                                  -------------
                                                                     17,718,126
                                                                  -------------


10 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND, INC.

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COMPANY                                               SHARES       U.S. $ VALUE
-------                                            ------------   -------------
MEDICAL PRODUCTS-5.5%
Abaxis, Inc.(a)*                                        216,330   $   5,650,540
ArthroCare Corp.(a)*                                    111,500       5,054,295
Dexcom, Inc.(a)*                                        138,500       3,484,660
IRIS International, Inc.(a)*                             63,862         756,126
Meridian Bioscience, Inc.                               135,900       3,527,964
OraSure Technologies, Inc.(a)*                          203,400       2,182,482
Ventana Medical Systems, Inc.(a)*                        65,600       3,194,720
                                                                  -------------
                                                                     23,850,787
                                                                  -------------
MEDICAL SERVICES-6.8%
Chemed Corp.                                            103,700       5,650,613
Psychiatric Solutions, Inc.(a)*                         244,300       8,076,558
Stericycle, Inc.(a)*                                     76,230       5,018,983
United Surgical Partners International, Inc.(a)*        125,550       4,144,406
Visicu, Inc.(a)*                                         18,700         445,060
WellCare Health Plans, Inc.(a)*                         156,531       6,555,518
                                                                  -------------
                                                                     29,891,138
                                                                  -------------
                                                                     71,460,051
                                                                  -------------
ENERGY-10.0%
OIL SERVICE-7.2%
CARBO Ceramics, Inc.*                                    55,000       3,186,150
Core Laboratories N.V.(a)                                88,130       5,397,963
Dril-Quip, Inc.(a)*                                      62,200       4,477,156
FMC Technologies, Inc.(a)*                               83,640       4,565,071
Hydril Co.(a)                                            52,500       4,208,400
Superior Well Services, Inc.(a)                          79,900       2,583,966
Tesco Corp.(a)                                          114,300       2,402,586
W-H Energy Services, Inc.(a)                             89,700       4,507,425
                                                                  -------------
                                                                     31,328,717
                                                                  -------------
MISCELLANEOUS-2.8%
Bill Barrett Corp.(a)*                                  125,500       3,770,020
EXCO Resources, Inc.(a)                                 140,600       1,803,898
Helmerich & Payne, Inc.*                                 42,500       3,091,450
Range Resources Corp.*                                  140,000       3,714,200
                                                                  -------------
                                                                     12,379,568
                                                                  -------------
                                                                     43,708,285
                                                                  -------------
FINANCE-6.6%
BANKING - REGIONAL-0.7%
Capitol Bancorp, Ltd.(a)*                                23,900         991,133
Community Bancorp(a)                                     69,000       2,251,470
                                                                  -------------
                                                                      3,242,603
                                                                  -------------
BROKERAGE & MONEY MANAGEMENT-3.3%
Affiliated Managers Group, Inc.(a)*                      47,000       4,761,100
Greenhill & Co., Inc.*                                   80,400       5,701,968


11 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND, INC.

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COMPANY                                               SHARES       U.S. $ VALUE
-------                                            ------------   -------------
optionsXpress Holdings, Inc.                            131,800   $   4,151,700
                                                                  -------------
                                                                     14,614,768
                                                                  -------------
MORTGAGE BANKING-0.3%
First Republic Bank                                      24,400       1,061,888
                                                                  -------------
MISCELLANEOUS-2.3%
Clayton Holdings, Inc.(a)                               125,000       2,696,250
Morningstar, Inc.(a)*                                   106,900       4,547,526
Primus Guaranty, Ltd.(a)*                               237,740       2,757,784
                                                                  -------------
                                                                     10,001,560
                                                                  -------------
                                                                     28,920,819
                                                                  -------------
CAPITAL GOODS-5.2%
ELECTRICAL EQUIPMENT-1.0%
Essex Corp.(a)*                                         211,600       4,513,428
                                                                  -------------
MACHINERY-2.2%
Actuant Corp. Cl.A*                                      91,300       5,838,635
Oshkosh Truck Corp.*                                     59,900       3,665,880
                                                                  -------------
                                                                      9,504,515
                                                                  -------------
MISCELLANEOUS-2.0%
IDEX Corp.                                               94,300       4,790,440
Simpson Manufacturing Co., Inc.                          94,600       3,783,054
                                                                  -------------
                                                                      8,573,494
                                                                  -------------
                                                                     22,591,437
                                                                  -------------
BASIC INDUSTRY-4.2%
CHEMICALS-1.7%
Hexcel Corp.(a)                                         340,800       7,528,272
                                                                  -------------
STEEL-0.5%
Allegheny Technologies, Inc.                             30,840       2,138,446
                                                                  -------------
MISCELLANEOUS-2.0%
Knoll, Inc.                                             241,200       5,246,100
U.S. Concrete, Inc.(a)                                  245,300       3,365,516
                                                                  -------------
                                                                      8,611,616
                                                                  -------------
                                                                     18,278,334
                                                                  -------------
TRANSPORTATION-2.3%
AIR FREIGHT-1.0%
UTI Worldwide, Inc.                                     134,100       4,182,579
                                                                  -------------
SHIPPING-1.3%
Kirby Corp.(a)*                                          79,400       5,851,780
                                                                  -------------
                                                                     10,034,359
                                                                  -------------
INDUSTRIALS-1.0%
MISCELLANEOUS-1.0%
Astec Industries, Inc.(a)                              112,100        4,411,135
                                                                  -------------
CONSUMER STAPLES-0.7%
FOOD-0.7%
The Hain Celestial Group, Inc.(a)                      122,100        3,284,490
                                                                  -------------


12 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND, INC.

                                                     PRINCIPAL
                                                      AMOUNT
COMPANY                                               (000)        U.S. $ VALUE
-------                                            ------------   -------------
Total Common Stocks
   (cost $312,705,252)                                              430,180,338
                                                                  -------------
SHORT-TERM INVESTMENT-3.5%
TIME DEPOSIT-3.5%
State Street Euro Dollar
   4.10%, 5/01/06
   (cost $15,460,000)                              $     15,460   $  15,460,000
                                                                  -------------
Total Investments Before Security Lending
   Collateral - 101.7%
   (cost $328,165,252)                                            $ 445,640,338
                                                                  -------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED-29.1%
SHORT-TERM INVESTMENTS-29.1%
UBS Private Money Market Fund, LLC, 4.74%
   (cost $127,173,598)                              127,173,598     127,173,598
TOTAL INVESTMENTS - 130.8%
   (COST $455,338,850)                                              572,813,936
Other assets less liabilities - (30.8)%                            (134,852,721)
                                                                  -------------
NET ASSETS - 100%                                                 $ 437,961,215
                                                                  -------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


13 o ALLIANCEBERNSTEIN SMALL CAP GROWTH FUND, INC.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------

3 (a) (1)     Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Cap Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: June 23, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: June 23, 2006


                                       4